Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Others	$ 10,849,537	$ 9,065,588	$ 5,172,805
Total	103,346,341	104,037,710	89,061,010
Eye drops bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	2,583,231	2,398,222	2,466,978
Oral medicine bottle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	3,965,345	3,263,135	2,200,569
Anal bag [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	837,328	739,376	554,859
Other Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	8,650,315	7,082,672	6,114,349
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	16,036,219	13,483,405	11,336,755
Masks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	410,163	600,534	9,632,150
Identification tape [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	12,262,269	15,049,686	11,617,668
Disposable medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	8,337,650	8,493,760	6,353,649
Gynecological inspection kits [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	7,571,089	8,752,617	4,924,689
Surgical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	4,830,930	4,754,769	3,383,215
Medical brush [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	5,231,299	4,130,703	3,635,190
Medical kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	4,066,663	5,037,054	3,429,371
Other Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	30,696,626	31,282,738	26,461,225
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	73,406,689	78,101,861	69,437,157
Electronic pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	142,828	246,819	292,211
Anesthesia puncture kit [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	539,615	430,288	438,047
Disposable infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	280,081	278,734	335,632
Infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	367,652	309,746	196,686
Electronic infusion pump [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	44,812	291,725	185,030
Laparoscopic trocar [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	139,284	219,901	134,585
Other Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	1,539,624	1,609,643	1,532,102
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of major products included in each government category [Line Items]
Products	$ 3,053,896	$ 3,386,856	$ 3,114,293